UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                                                  -----------------------------
                                                          OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:      3235-0006
                                                  Expires:
                                                  Estimated average
                                                     burden hours per
                                                     response:..........24.7
                                                  -----------------------------

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [ ];  Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TCVF Management, L.L.C.
Address: 528 Ramona Street, Palo Alto, CA 94301

Form 13F File Number: 28-06209

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Carla S. Newell
Title: Attorney-in-Fact
Phone: 650-614-8200

Signature, Place, and Date of Signing:

/s/ Carla S. Newell              Palo Alto, California            May 3, 2002
-----------------------          ---------------------         -----------------
    [Signature]                     [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  29

Form 13F Information Table Value Total:  $53,360
                                         (thousands)

List of Other Included Managers:         None

                                                      FORM 13F INFORMATION TABLE

                                                       VALUE    SHARES/     SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP    (X$1000)  PRN AMT     PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED     NONE
--------------------------- -------------- ---------  --------  --------    ---  ----  ------- --------  --------  ------   --------
Actuate Corporation          Common         00508B102     1,387  145,000     SH          Sole            145,000       0      0
AOL Time Warner Inc          Common         00184A105     4,232  105,400     SH          Sole            105,400       0      0
BEA Systems, Inc.            Common         073325102     3,525  120,000     SH          Sole            120,000       0      0
Brocade Communication System Common         111621108      1203    57600     SH          Sole             57,600       0      0
Check Point Software Technol Common         M22465104      1259    26500     SH          Sole             26,500       0      0
Cisco Systems, Inc.          Common         17275R102       633   40,000     SH          Sole             40,000       0      0
eBay, Inc.                   Common         278642103     2,171   60,000     SH          Sole             60,000       0      0
Embarcadero Tech, Inc.       Common         290787100       574   34,500     SH          Sole             34,500       0      0
Emulex Corp.                 Common         292475209       376   20,000     SH          Sole             20,000       0      0
FirePond, Inc.               Common         318224102         8    3,200     SH          Sole              3,200       0      0
Flextronics Intl. Ltd.       Common         Y2573F102     1,875  125,000     SH          Sole            125,000       0      0
HomeStore.Com, Inc.          Common         437852106     3,088  130,000     SH          Sole            130,000       0      0
I2 Technologies, Inc.        Common         465754109     2,204  152,000     SH          Sole            152,000       0      0
Informatica Corp.            Common         45666Q102     1,598  120,000     SH          Sole            120,000       0      0
Linear Technology Corp.      Common         535678106     3,080   75,000     SH          Sole             75,000       0      0
Maxim Integrated Products,   Common         57772K101     3,327   80,000     SH          Sole             80,000       0      0
Micrel, Inc.                 Common         594793101     3,492  125,000     SH          Sole            125,000       0      0
Network Appliance, Inc.      Common         64120L104     1,261   75,000     SH          Sole             75,000       0      0
ONI Systems Corp.            Common         68273F103     1,073   55,000     SH          Sole             55,000       0      0
Powerwave Technologies, Inc. Common         739363109     1,771  130,000     SH          Sole            130,000       0      0
Quest Software, Inc.         Common         74834T103     1,154   65,000     SH          Sole             65,000       0      0
Sanmina Corp.                Common         800907107     1,272   65,000     SH          Sole             65,000       0      0
Siebel Systems, Inc.         Common         826170102     2,214   81,400     SH          Sole             81,400       0      0
SpeechWorks Intl., Inc.      Common         84764M101       236   36,000     SH          Sole             36,000       0      0
TEXAS INSTRUMENTS INC.       Common         882508104     1,704   55,000     SH          Sole             55,000       0      0
Ticketmaster                 Common         88633P203       906  100,000     SH          Sole            100,000       0      0
VeriSign, Inc.               Common         92343E102     2,658   75,000     SH          Sole             75,000       0      0
Veritas Software Company     Common         923436109     2,971   64,250     SH          Sole             64,250       0      0
Xilinx Inc.                  Common         983919101     2,108   60,000     SH          Sole             60,000       0      0

                                                Total    53,360